Investment Risks	Oct. 14, 2025
Rule One Fund | Credit Default Swaps and Credit Default Swap Indexes [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swaps and Credit Default Swap Indexes. The Fund’s use of credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the fund in the event of a default.